Business Description and Basis of Presentation (Details)	12 Months Ended
	Nov. 30, 2014 item store	Nov. 30, 2013	Nov. 30, 2012	Sep. 11, 2015 USD ($) item
Number of primary business segments | item	2
Length of fiscal year	364 days	364 days	364 days
Retail
Number of full price retail stores | store	10
Number of outlet stores | store	11
Convertible Notes
Convertible notes face value				$ 33,991,000
Subsequent event | Certain operating and intellectual property assets of Joe's brand and business | Completed sale of assets
Number of Purchasers | item				2
Total consideration				$ 80,000,000